Taxes (Details) - Schedule of Income Tax Provision	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Current:
Current-Hong Kong	$ 1,414,234	$ 180,712	$ 879,171	$ 1,877,357
Total current	1,414,234	180,712	879,171	1,877,357
Deferred:
Deferred-Hong Kong	65,745	8,401	(17,326)	(165,727)
Total deferred	65,745	8,401	(17,326)	(165,727)
Total provision for income taxes	$ 1,479,979	$ 189,113	$ 861,845	$ 1,711,630